Trade and Other Payables	12 Months Ended
Dec. 31, 2020
Disclosure Of Trade And Other Payables [Abstract]
Trade and Other Payables
14.	TRADE AND OTHER PAYABLES

Trade and other payables consisted of the following:

Trade and other payables - Total	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade payables (*)	32,649	32,753	20,337
Social security costs payables	2,967	3,598	4,477
VAT payables	1	2	314
Taxes payables	286	487	319
Other payables	71	527	569
TOTAL	35,974	37,368	26,015

Trade and other payables - Current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade payables	32,649	32,753	20,337
Social security costs payables	2,967	3,598	4,477
VAT payables	1	2	314
Taxes payables	286	487	319
Other payables	71	76	118
TOTAL	35,974	36,917	25,564

Trade and other payables - Non current	As of
(in € thousands)	2018/12/31	2019/12/31	2020/12/31
Trade payables	—	—	—
Social security costs payables	—	—	—
VAT payables	—	—	—
Taxes payables	—	—	—
Other payables	(0)	450	451
TOTAL	(0)	450	451

(*) Of which : Accrued expenses	19,395	18,682	13,809

A very significant part of the accrued expenses reflects the estimation of the expected invoicing by the clinical trial sites via the Clinical Research Organization in charge of the RESOLVE-IT study ($9.6 million and €2.3 million, i.e. a total of €10.1 million based on the exchange rate at December 31, 2020). The timeframe in which those invoices will be received by the Company is unknown and may be spread out over a long period after the services have been performed.

In 2019, the CRO ( Clinical Research Organization) commissioned as part of the RESOLVE IT trial updated its investigators costs estimation model by referring certain assumptions on the basis of historical data. These changes constitute a change in accounting estimate within the meaning of IAS 8 and have led in 2019 to a reduction in the amount recognized for invoices not received related to this specific costs in an amount of €6,994 compared to the previous model.